WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2018
Warrant Liability
Schedule of Change in Warrant Liability

	December 31, 2018	December 31, 2017	January 1, 2017

Balance at beginning of the period	$1,161	$1,630	$-
Warrants issued during the period	2,296	-	1,638
Fair value adjustment	(1,304)	(563)	(8)
Effect of movement in exchange rates	(144)	94	-
Balance at end of the period	$2,009	$1,161	$1,630
Less: current portion	-	-	-
Non-current portion	$2,009	$1,161	$1,630

Continuity of warrants during the periods is as follows:

	Underlying Shares	Weighted Average Exercise Price

Warrants outstanding and exercisable, January 1 and December 31, 2017	3,602,215	$1.99
Issued	7,175,846	$0.80
Warrants outstanding and exercisable, December 31, 2018	10,778,061	$1.20

Schedule of Warrants Outstanding and Exercisable

		Derivative Warrants,Outstanding and Exercisable
Expiry Date	Exercise Price per Share	December 31, 2018	December 31, 2017	January 1, 2017

March 14, 2019	$1.00	40,000	40,000	40,000
November 28, 2019	$2.00	3,562,215	3,562,215	3,562,215
September 25, 2023	$0.80	7,175,846	-	-
		10,778,061	3,602,215	3,602,215

Schedule of Fair Value of Warrant Liability

	December 31, 2018	December 31, 2017	January 1, 2017
Weighted average assumptions:
Risk-free interest rate	1.88%	1.66%	0.67%
Expected dividend yield	0%	0%	0%
Expected warrant life (years)	3.46	1.90	2.29
Expected stock price volatility	61.47%	65.69%	72.66%
Weighted average fair value	$0.19	$0.32	$0.35